Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000804887
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND (Prospectus Summary) | DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND | DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSIGX